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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 00
                                                ----------------

Check here if Amendment [   ]; Amendment Number: ________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       LAKE FOREST CAPITAL MANAGEMENT COMPANY
Address:    225 E. Deerpath
            Suite 260
            Lake Forest, IL 60045


 Form 13F File Number: 28-03749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Meyers
Title:    Managing Director
Phone:    847-295-4075

Signature, Place, and Date of Signing:

Robert L. Meyers         Lake Forest, Illinois
_____________________  ______________________________________   _______________
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-_____________           _________________________________________
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                              -----------------------
Form 13F Information Table Entry Total:       133 entries
                                              -----------------------
Form 13F Information Table Value Total:      $201,295
                                              -----------------------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          _____      28-_____________           ______________________________

          [Repeat as necessary.]

                                    FORM 13F
                         LAKE FOREST CAPITAL MANAGEMENT
                               September 30, 2000



                                                                                                               VOTING AUTHORITY
                                   TITLE                     VALUE    SHARES/ SH/  PUT/  INVSTMT   OTHER   -------------------------
NAME OF ISSUER                    OF CLASS     CUSIP       (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED      NONE
------------------------------    --------   ---------     --------  -------- ---  ----  -------  --------  ----  -------   --------
Deutsche International Equity       MFS      055922868       2225     81873.8 SH         Other                               81873.8
Domini Social Equity Fund           MFS      257132100        555     14332.3 SH         Other                               14332.3
Fidelity Dividend Growth Fund       MFS      316389402       4142    135414.3 SH         Other                              135414.3
T. Rowe Price Mid-cap Growth F      MFS      779556109       3150     70274.5 SH         Other                               70274.5
Vanguard European Stock Index       MFS      922042205       2116     81583.0 SH         Other                               81583.0
Vanguard Extended Market Index      MFS      922908207        430     11438.4 SH         Other                               11438.4
Vanguard S&P 500 Index Fund         MFS      922908108       7214     54405.7 SH         Other                               54405.7
Vanguard Total Stock Market In      MFS      922908306       2010     61314.2 SH         Other                               61314.2
Vanguard U.S. Growth                MFS      921910105       4756    102682.1 SH         Other                              102682.1
AFLAC Inc.                          COM      001055102       3493       54525 SH         Sole                      8800        51825
                                                               13         200 SH         Other                                   200
AXA Financial Inc                   COM      002451102        247        4840 SH         Sole                                   4840
Abbott Labs                         COM      002824100        460        9679 SH         Sole                                   9679
America Online Inc                  COM      02364J104       2072       38555 SH         Sole                      4975        37080
American Home Prods Corp            COM      026609107       2080       36775 SH         Sole                      5100        35250
                                                               11         200 SH         Other                                   200
American International Group I      COM      026874107       3572       37326 SH         Sole                      6206        35335
                                                               13         139 SH         Other                                   139
BP Amoco Plc                        COM      055622104        846       15963 SH         Sole                                  15963
Bristol-Myers Squibb                COM      110122108        317        5556 SH         Sole                                   5556
Caterpillar Inc                     COM      149123101       1341       39720 SH         Sole                      8175        37195
                                                                3         100 SH         Other                                   100
CenturyTel Inc.                     COM      156700106       1834       67302 SH         Sole                     11062        63852
                                                                6         225 SH         Other                                   225
Cisco Systems Inc                   COM      17275R102       7616      137846 SH         Sole                     16130       133096
Citigroup Inc.                      COM      172967101       5214       96438 SH         Sole                     14084        91623
                                                               13         249 SH         Other                                   249
Coca-Cola                           COM      191216100       2171       39376 SH         Sole                      5966        37521
Compaq Computer                     COM      204493100        316       11450 SH         Sole                       200        11450
Conoco Inc. Cl A                    COM      208251306        912       34910 SH         Sole                      8885        32085
                                                                8         300 SH         Other                                   300
Conoco Inc. Cl B                    COM      208251405        503       18656 SH         Sole                      2091        17991
Dell Computer Corp                  COM      247025109       1394       45255 SH         Sole                      8900        42480
                                                                6         200 SH         Other                                   200
Disney Company                      COM      254687106       1645       42995 SH         Sole                      6045        41195
                                                                4         100 SH         Other                                   100
DuPont (E I) de Nemours             COM      263534109       1063       25654 SH         Sole                      4657        24112
                                                                4         100 SH         Other                                   100
EMC Corp.                           COM      268648102       3516       35470 SH         Sole                      5250        33820
                                                               10         100 SH         Other                                   100
Elan Corporation (ADR)              COM      284131208       1204       22000 SH         Sole                       300        22000
                                                               11         200 SH         Other                                   200
Enron Corp                          COM      293561106       4799       54765 SH         Sole                      7775        52240
                                                               35         400 SH         Other                                   400
ExxonMobil                          COM      30231G102       4922       55225 SH         Sole                      5894        53410
                                                               12         132 SH         Other                                   132
FedEx Corporation                   COM      31304N107       1235       27850 SH         Sole                      4400        26425
                                                               13         300 SH         Other                                   300
Federal Home Loan Mtg Corp          COM      313400301       2135       39500 SH         Sole                      7700        37175
                                                               16         300 SH         Other                                   300
General Electric Co                 COM      369604103       9098      157715 SH         Sole                     15605       152590
                                                               23         400 SH         Other                                   400


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
                                    FORM 13F
                         LAKE FOREST CAPITAL MANAGEMENT
                               September 30, 2000



                                                                                                               VOTING AUTHORITY
                                   TITLE                   VALUE    SHARES/ SH/  PUT/    INVSTMT   OTHER    -----------------------
NAME OF ISSUER                    OF CLASS     CUSIP     (X$1000)  PRN AMT  PRN  CALL    DSCRETN  MANAGERS  SOLE  SHARED      NONE
------------------------------    --------   ---------   --------  -------- ---  ----    -------  --------  ----  -------   -------

Halliburton Co                      COM      406216101     2131        43547 SH          Sole                      7225       41172
                                                             10          200 SH          Other                                  200
Hewlett-Packard                     COM      428236103     2506        25830 SH          Sole                      3400       24780
                                                             15          150 SH          Other                                  150
Home Depot Inc                      COM      437076102     3967        74768 SH          Sole                     10211       71455
                                                             20          375 SH          Other                                  375
Household Intl Corp                 COM      441815107     3797        67051 SH          Sole                     11900       63326
Intel Corp                          COM      458140100     5852       140796 SH          Sole                     13280      136396
                                                             25          600 SH          Other                                  600
International Business Machine      COM      459200101     4127        36683 SH          Sole                      4005       35483
                                                             34          300 SH          Other                                  300
J P Morgan & Co                     COM      616880100      263         1612 SH          Sole                                  1612
Johnson & Johnson                   COM      478160104     1820        19374 SH          Sole                      4536       17924
                                                              9          100 SH          Other                                  100
Kohl's Corp                         COM      500255104     3577        62005 SH          Sole                      6980       59855
                                                             12          200 SH          Other                                  200
Koninklijke Philips Electronic      COM      500472303     3346        78722 SH          Sole                     11440       75935
                                                             15          356 SH          Other                                  356
Lilly Eli & Company                 COM      532457108     1259        15514 SH          Sole                      2900       14564
                                                              8          100 SH          Other                                  100
Lucent Technologies                 COM      549463107     2032        66473 SH          Sole                      9598       63473
                                                              6          200 SH          Other                                  200
MBNA Corp                           COM      55262L100      571        14821 SH          Sole                                 14821
                                                              6          150 SH          Other                                  150
McDonald's Corp                     COM      580135101     1200        39735 SH          Sole                      5850       38060
                                                              6          200 SH          Other                                  200
Medtronic Inc.                      COM      585055106     1464        28255 SH          Sole                      4225       27030
                                                             10          200 SH          Other                                  200
Mellon Financial Corp               COM      585509102     2198        47400 SH          Sole                      7200       44900
Merck & Co                          COM      589331107     2892        38849 SH          Sole                      5533       37099
Microsoft Corporation               COM      594918104     2800        46419 SH          Sole                      6060       44519
Nestle (ADR)                        COM      641069406      731         7020 SH          Sole                       250        7020
                                                              5           50 SH          Other                                   50
Nokia Corp (ADR)                    COM      654902204     5027       126275 SH          Sole                     14250      122975
                                                             28          700 SH          Other                                  700
Nortel Networks                     COM      656568102     2695        45240 SH          Sole                      6425       43265
                                                              9          150 SH          Other                                  150
Northern Trust Corp                 COM      665859104     3043        34235 SH          Sole                      6050       32335
Oracle Corp                         COM      68389X105     1844        23420 SH          Sole                      3375       22520
                                                              8          100 SH          Other                                  100
PepsiCo Inc                         COM      713448108     3405        74025 SH          Sole                     10050       70825
                                                             14          300 SH          Other                                  300
Pfizer Inc                          COM      717081103     2744        61054 SH          Sole                      9785       58104
                                                             13          300 SH          Other                                  300
Procter & Gamble                    COM      742718109     1722        25697 SH          Sole                      3650       24647
                                                              8          125 SH          Other                                  125
Qwest Communications Intl Inc       COM      749121109      286         5959 SH          Sole                                  5959
Royal Dutch Petrol (ADR)            COM      780257804     1647        27472 SH          Sole                      2700       26822
SBC Communications Inc              COM      78387G103     2964        59285 SH          Sole                      6775       57085
                                                             10          200 SH          Other                                  200
Schlumberger Ltd                    COM      806857108      424         5150 SH          Sole                       300        5150
Sealed Air                          COM      81211K100     1033        22825 SH          Sole                      4025       21600



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
                                    FORM 13F
                         LAKE FOREST CAPITAL MANAGEMENT
                               September 30, 2000



                                                                                                               VOTING AUTHORITY
                                   TITLE                   VALUE    SHARES/ SH/  PUT/    INVSTMT   OTHER    -----------------------
        NAME OF ISSUER            OF CLASS     CUSIP     (X$1000)  PRN AMT  PRN  CALL    DSCRETN  MANAGERS  SOLE  SHARED      NONE
------------------------------    --------   ---------   --------  -------- ---  ----    -------  --------  ----  -------   -------
                                                              9        200  SH            Other                                200
Solectron Corp                      COM      834182107     1610      34900  SH            Sole                     5400      33175
                                                              7        150  SH            Other                                150
Starbucks Corp                      COM      855244109     2982      74443  SH            Sole                     8873      71718
                                                              8        200  SH            Other                                200
Sun Microsystems Inc                COM      866810104     4717      40405  SH            Sole                     6550      38355
Telefonica de Espana SA (ADR)       COM      879382208     2681      45101  SH            Sole                     4211      44021
                                                              9        159  SH            Other                                159
Tellabs Inc                         COM      879664100      766      16050  SH            Sole                               16050
Texaco Inc                          COM      881694103      705      13429  SH            Sole                      400      13429
Veritas Software Co                 COM      923436109      788       5550  SH            Sole                                5550
Verizon Communications              COM                     310       6390  SH            Sole                                6390
Wal-Mart Stores                     COM      931142103     1708      35500  SH            Sole                     3550      34450
                                                              5        100  SH            Other                                100
Walgreen Co                         COM      931422109     2741      72238  SH            Sole                     9720      69188
Watson Pharmaceuticals              COM      942683103     2465      37991  SH            Sole                     7050      35616
                                                              6        100  SH            Other                                100
Williams Co Inc                     COM      969457100     2100      49700  SH            Sole                     7350      47450
                                                              8        200  SH            Other                                200
WorldCom Inc                        COM      98157D106     1806      59465  SH            Sole                     8774      56790
                                                              5        150  SH            Other                                150
American Legacy Growth Fund II               amerleg       2660     375489  SH            Other                             375489
Guardian Insurance & Annuity C               guardian3     1741      11358  SH            Other                              11358
Guardian Insurance & Annuity C               guardlib4     1402      24545  SH            Other                              24545
Guardian Insurance & Annuity C               guardob       1058      18518  SH            Other                              18518
Lincoln Med Cap Equity Fund                  lincoln        541      25329  SH            Other                              25329
NL - Dreyfus Stock Index                     bag1n9922      406      12796  SH            Other                              12796
NL - Fidelity VIP Growth                     bag1q9491      385       4370  SH            Other                               4370
Phoenix Strategic Edge Growth                phoenix       3226     182507  SH            Other                             182507
REPORT SUMMARY                      133 DATA RECORDS     201295              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.



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